UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER:                333-144660
EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:            (630) 245-7200
DATE OF FISCAL YEAR END:                    October 31, 2008
DATE OF REPORTING PERIOD:                 July 31, 2008

Global Dynamic Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (18.9%)
	Consumer Discretionary (3.3%)
2,000,000	Boyd Gaming Corp. μ 7.125%, 02/01/16	$1,425,000
2,000,000	D.R. Horton, Inc. 9.750%, 09/15/10	1,970,000
2,000,000	EchoStar Communications Corp. 7.125%, 02/01/16	1,855,000
2,000,000	General Motors Corp. 7.200%, 01/15/11	1,320,000
2,000,000	Hanesbrands, Inc.‡ 6.508%, 12/15/14	1,790,000
2,000,000	Jarden Corp. 7.500%, 05/01/17	1,750,000
2,000,000	Liberty Media Corp. 8.500%, 07/15/29	1,779,300
5,000,000	McDonald’s Corp. 5.350%, 03/01/18	4,906,295
2,000,000	MGM Mirage μ 7.500%, 06/01/16	1,605,000
2,000,000	Pulte Homes, Inc. 7.875%, 08/01/11	1,940,000
2,210,000	Royal Caribbean Cruises, Ltd. μ 7.500%, 10/15/27	1,712,750
2,000,000	The Interpublic Group of Companies, Inc. 6.250%, 11/15/14	1,712,500

		23,765,845

	Consumer Staples (1.8%)
1,000,000	Alliance One International, Inc. 8.500%, 05/15/12	942,500
1,000,000	Del Monte Foods Company 8.625%, 12/15/12	1,027,500
6,000,000	Diageo, PLC 5.500%, 09/30/16	5,864,220
2,000,000	NBTY, Inc. 7.125%, 10/01/15	1,890,000
2,000,000	Pilgrim’s Pride Corp. 7.625%, 05/01/15	1,700,000
2,000,000	Smithfield Foods, Inc. 7.750%, 07/01/17	1,720,000

		13,144,220

	Energy (1.1%)
2,000,000	Complete Production Services, Inc. 8.000%, 12/15/16	1,995,000
2,000,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	1,990,000
2,000,000	Superior Energy Services, Inc. μ 6.875%, 06/01/14	1,870,000
2,000,000	Williams Companies, Inc. μ 7.750%, 06/15/31	2,080,000

		7,935,000

	Financials (2.5%)
15,000,000	Federal National Mortgage Association μ 5.125%, 09/02/08	15,031,110
2,000,000	Ford Motor Credit Company, LLC 9.875%, 08/10/11	1,631,858
	Leucadia National Corp.
1,000,000	7.000%, 08/15/13	967,500
880,000	8.125%, 09/15/15	881,100

		18,511,568

	Health Care (0.6%)
2,000,000	Bio-Rad Laboratories, Inc. μ 7.500%, 08/15/13	2,005,000
2,000,000	HCA, Inc. 9.125%, 11/15/14	2,065,000

		4,070,000

	Industrials (4.4%)
1,000,000	Belden CDT, Inc. μ 7.000%, 03/15/17	952,500
2,000,000	Deluxe Corp. 7.375%, 06/01/15	1,752,500
2,000,000	General Cable Corp. 7.125%, 04/01/17	1,900,000
10,000,000	General Electric Company 5.250%, 12/06/17	9,705,720
5,000,000	Honeywell International, Inc. 5.300%, 03/01/18	4,891,590
1,000,000	Interline Brands, Inc. 8.125%, 06/15/14	960,000
2,000,000	Manitowoc Company, Inc. μ 7.125%, 11/01/13	1,885,000
6,000,000	Siemens, AG 5.750%, 10/17/16	5,977,728
2,000,000	SPX Corp.* 7.625%, 12/15/14	2,047,500
2,000,000	Terex Corp. 7.375%, 01/15/14	1,965,000

		32,037,538

	Information Technology (3.6%)
2,000,000	Amkor Technology, Inc. 9.250%, 06/01/16	1,905,000
10,000,000	Cisco Systems, Inc. 5.500%, 02/22/16	10,128,760
10,000,000	Oracle Corp. 5.250%, 01/15/16	9,909,080
2,000,000	SunGard Data Systems, Inc. μ 9.125%, 08/15/13	2,055,000
2,000,000	Xerox Corp. μ 8.000%, 02/01/27	1,910,956

		25,908,796

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Materials (0.6%)
2,000,000		Century Aluminum Company 7.500%, 08/15/14	$1,975,000
2,305,000		Terra Industries, Inc. 7.000%, 02/01/17	2,287,713

			4,262,713

		Telecommunication Services (1.0%)
2,000,000		Citizens Communications Company 9.000%, 08/15/31	1,780,000
2,000,000		Leap Wireless International, Inc. 9.375%, 11/01/14	1,970,000
2,000,000		Qwest Communications International, Inc. μ 7.750%, 02/15/31	1,570,000
2,000,000		Windstream Corp. μ 8.625%, 08/01/16	2,035,000

			7,355,000

		TOTAL CORPORATE BONDS (Cost $143,546,121)	136,990,680

CONVERTIBLE BONDS (13.4%)
		Consumer Discretionary (2.4%)
1,650,000	EUR	Adidas, AG 2.500%, 10/08/18	4,019,379
1,800,000		Central European Media Enterprises, Ltd.* 3.500%, 03/15/13	1,851,750
3,500,000		Ford Motor Company μ 4.250%, 12/15/36	2,450,000
4,250,000		General Motors Corp. μ 6.250%, 07/15/33	1,941,400
5,000,000		Interpublic Group of Companies, Inc.* 4.250%, 03/15/23	5,075,000
1,500,000	EUR	Intralot SA 2.250%, 12/20/13	2,233,843

			17,571,372

		Consumer Staples (0.3%)
1,500,000		Smithfield Foods, Inc. 4.000%, 06/30/13	1,770,000

		Energy (2.6%)
3,200,000		Carrizo Oil & Gas, Inc. 4.375%, 06/01/28	2,896,000
3,000,000		Grey Wolf, Inc.‡ 2.741%, 04/01/24	4,113,600
3,500,000		Petroleum Geo-Services, ASA 2.700%, 12/03/12	3,066,875
4,300,000		SeaDrill, Ltd. 3.625%, 11/08/12	4,657,103
3,500,000		Subsea 7, Inc. 2.800%, 06/06/11	3,753,750

			18,487,328

		Financials (1.9%)
2,000,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	1,919,000
2,000,000		American Equity Investment Life Holding Company 5.250%, 12/06/24	1,855,000
2,000,000		Banco Espirito Santo, SA 1.250%, 02/26/11	2,055,000
3,000,000		Health Care REIT, Inc. 4.750%, 07/15/27	3,337,500
5,000,000		Prudential Financial, Inc.‡ 0.386%, 12/12/36	4,915,000

			14,081,500

		Health Care (2.6%)
3,300,000		Emdeon Corp. 3.125%, 09/01/25	2,945,250
700,000		Five Star Quality Care, Inc. 3.750%, 10/15/26	471,625
3,000,000		Millipore Corp. 3.750%, 06/01/26	3,067,500
6,500,000		Shire, PLC 2.750%, 05/09/14	5,528,691
6,200,000		Teva Pharmaceutical Industries, Ltd. μ 1.750%, 02/01/26	6,858,750

			18,871,816

		Industrials (1.0%)
1,800,000	EUR	MTU Aero Engines Holdings, AG 2.750%, 02/01/12	2,209,362
3,000,000		School Specialty, Inc. 3.750%, 11/30/26	2,711,250
2,000,000		Waste Connections, Inc. 3.750%, 04/01/26	2,367,500

			7,288,112

		Information Technology (1.6%)
		Cap Gemini, SA
1,350,000	EUR	1.000%, 01/01/12	993,937
1,200,000	EUR	2.500%, 01/01/10	992,567
5,500,000		Intel Corp. μ 2.950%, 12/15/35	5,355,625
4,000,000		Mentor Graphics Corp. 6.250%, 03/01/26	4,220,000

			11,562,129

		Materials (0.4%)
3,000,000		Sino-Forest Corp.* 5.000%, 08/01/13	3,052,500

		Telecommunication Services (0.2%)
1,350,000		NII Holdings, Inc. 2.750%, 08/15/25	1,689,188

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Utilities (0.4%)
1,700,000	EUR	International Power, PLC 3.250%, 07/20/13	$2,800,961

		TOTAL CONVERTIBLE BONDS (Cost $107,631,207)	97,174,906

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (5.4%)
		Consumer Staples (0.5%)
4,000		Bunge, Ltd. 5.125%	3,680,000

		Financials (1.7%)
9,500		Alleghany Corp. 5.750%	2,808,293
1,800		Bank of America Corp. 7.250%	1,679,400
38,400		Citigroup, Inc. 6.500%	1,694,400
185,000		MetLife, Inc. 6.375%	4,658,300
2,000		SLM Corp. 7.250%	1,774,750

			12,615,143

		Health Care (1.4%)
52	EUR	Bayer, AG 6.625%	6,057,056
2,000		Mylan Laboratories, Inc. 6.500%	1,788,200
11,000		Schering-Plough Corp. μ 6.000%	2,157,650

			10,002,906

		Industrials (0.2%)
40,000		Avery Dennison Corp. 7.875%	1,760,000

		Materials (1.3%)
38,000		Cia Vale do Rio Doce 5.500%	2,199,250
21,000		Freeport-McMoRan Copper & Gold, Inc. μ 6.750%	2,944,830
4,900	CHF	Givaudan, SA 5.375%	3,879,165

			9,023,245

		Utilities (0.3%)
30,000		Entergy Corp. 7.625%	1,875,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $45,253,403)	38,956,294

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (16.6%)
		Consumer Discretionary (5.1%)
265,200		Credit Suisse Group (Coach, Inc.)* 15.000%, 11/14/08	$7,245,264
132,000		Deutsche Bank (Amazon.com, Inc.)* 12.000%, 02/06/09	10,007,950
116,100		Deutsche Bank (ITT Educational Services, Inc.)* 12.000%, 01/15/09	10,388,628
151,000		Goldman Sachs Group, Inc. (Apollo Group, Inc.)* 12.000%, 02/02/09	9,172,344

			36,814,186

		Energy (3.9%)
161,700		Bank of America Corp. (Noble Corp.)* 12.000%, 12/26/08	8,807,799
188,400		Credit Swiss Group (Chesapeake Energy Corp.)* 12.000%, 12/05/08	9,366,306
68,805		JPMorgan Chase & Company (Transocean, Inc.)* 12.000%, 12/01/08	9,695,313

			27,869,418

		Information Technology (6.5%)
217,500		Credit Suisse Group (QUALCOMM, Inc.)* 12.000%, 12/24/08	11,338,275
365,000		Deutsche Bank (eBay, Inc.)* 12.000%, 01/16/09	9,515,550
45,900		Deutsche Bank (MasterCard, Inc.)* 12.000%, 08/12/08	10,066,559
450,200		JP Morgan Chase & Company (Intel Corp.)* 12.000%, 12/01/08	10,190,277
505,051		JPMorgan Chase & Company (NVIDIA Corp.)* 15.000%, 11/14/08	6,227,279

			47,337,940

		Telecommunication Services (1.1%)
156,800		Wachovia Corp. (America Movil, SA de CV)* 12.000%, 11/14/08	8,177,904

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $129,474,052)	120,199,448

NUMBER OF
SHARES			VALUE

COMMON STOCKS (77.5%)
		Consumer Discretionary (5.8%)
41,000	EUR	Adidas, AG	2,509,976
18,750		Amazon.com, Inc.# μ	1,431,375
15,000		Apollo Group, Inc.# μ	934,350
145,000	GBP	British Sky Broadcasting Group, PLC	1,299,622

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES			VALUE

38,500		Carnival Corp. μ	$1,422,190
400,000	GBP	Carphone Warehouse Group, Plc	1,490,647
30,000		CBS Corp. μ	490,800
21,500		Central European Media Enterprises, Ltd.#	1,789,875
31,500	CHF	Compagnie Generale Richemont, SA	1,882,164
400,000	AUD	Harvey Norman Holdings, Ltd.	1,213,600
61,000	EUR	Industria de Diseno Textil, SA	2,934,581
39,000	JPY	Makita Corp.	1,334,469
83,000	JPY	Matsushita Electric Industrial Company, Ltd.	1,749,970
72,000		News Corp. μ	1,051,920
38,000		Nike, Inc. μ	2,229,840
140,000	JPY	Nikon Corp.	4,067,584
7,000		Nordstrom, Inc. μ	201,180
54,500	EUR	Paddy Power, PLC	1,521,712
9,000	EUR	Porsche Holding GmbH	1,348,904
110,000	JPY	Suzuki Motor Corp.	2,402,371
85,000	CHF	Swatch Group, AG	3,721,330
8,000		Target Corp.	361,840
70,000		Time Warner, Inc. μ	1,002,400
31,000	JPY	Toyota Motor Corp.	1,336,333
67,500		Walt Disney Company μ	2,048,625

			41,777,658

		Consumer Staples (6.4%)
40,000		Avon Products, Inc.	1,696,000
53,000	EUR	Beiersdorf, AG	3,418,535
37,500		Coca-Cola Company	1,931,250
32,000		CVS Corp. μ	1,168,000
180,000	GBP	Diageo, PLC	3,135,682
53,000	EUR	InBev, NV	3,552,236
160	JPY	Japan Tobacco, Inc.	745,785
12,000		Kimberly-Clark Corp. μ	693,960
225,000	CHF	Nestle Holdings, Inc.	9,869,617
23,000		PepsiCo, Inc. μ	1,530,880
40,000		Philip Morris International, Inc.	2,066,000
45,000		Procter & Gamble Company μ	2,946,600
52,000	GBP	Reckitt Benckiser Group, PLC	2,835,038
53,000	GBP	Unilever, PLC	1,453,101
900,000	MXN	Wal-Mart de Mexico SA de CV	3,661,412
72,000		Wal-Mart Stores, Inc. μ	4,220,640
46,000		Walgreen Company μ	1,579,640

			46,504,376

		Energy (7.4%)
782,000	GBP	BP, PLC	8,026,000
26,000		Chevron Corp. μ	2,198,560
40,000		ConocoPhillips μ	3,264,800
12,500		Devon Energy Corp. μ	1,186,125
95,000	EUR	ENI S.p.A.	3,205,746
100,000		Exxon Mobil Corp. μ	8,043,000
46,500		Halliburton Company μ	2,084,130
31,000		Marathon Oil Corp. μ	1,533,570
24,000		Noble Corp.	1,244,880
15,000		Occidental Petroleum Corp. μ	1,182,450
115,000	NOK	Petroleum Geo-Services ASA#	2,654,043
82,300	GBP	Royal Dutch Shell, PLC	2,922,099
22,000		Schlumberger, Ltd. μ	2,235,200
124,000	NOK	SeaDrill, Ltd.	3,702,859
40,000	CAD	Suncor Energy, Inc.	2,174,325
74,000	EUR	TOTAL, SA	5,666,111
16,500		Transocean, Inc.# μ	2,244,495

			53,568,393

		Financials (12.1%)
27,500		AFLAC, Inc. μ	1,529,275
80,000		American International Group, Inc. μ	2,084,000
24,000		Aon Corp. μ	1,099,200
95,000	AUD	Australian Stock Exchange, Ltd.	3,063,899
135,000	EUR	Banco Santander Central Hispano, SA	2,586,131
105,000		Bank of America Corp. μ	3,454,500
41,000		Bank of New York Mellon Corp. μ	1,455,500
18,700	EUR	BNP Paribas	1,843,489
153,000		Citigroup, Inc. μ	2,859,570
62,500	AUD	Commonwealth Bank of Australia	2,317,624
29,000	EUR	Deutsche Börse, AG	3,301,525
197,000	EUR	EFG Eurobank Ergasias	4,887,350
12,000		Franklin Resources, Inc. μ	1,207,320
19,000		Hartford Financial Services Group, Inc. μ	1,204,410
100,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	1,472,471
91,500		JPMorgan Chase & Company μ	3,717,645
80,000	CHF	Julius Baer Holding, AG	5,072,035
99,000		Manulife Financial Corp.	3,646,170
40,000		MetLife, Inc. μ	2,030,800
360	JPY	Mizuho Financial Group, Inc.	1,723,756
40,000		Morgan Stanley μ	1,579,200
47,000	EUR	Piraeus Bank, SA	1,403,616
98,000	CAD	Power Financial Corp.	3,234,924
25,500		Prudential Financial, Inc. μ	1,758,735
262,000	AUD	QBE Insurance Group, Ltd.	5,530,791
290,000	GBP	Schroders, PLC	5,497,230
387,000	SGD	Singapore Exchange, Ltd.	1,902,162
140,000	GBP	Standard Chartered, PLC	4,262,452
8,000		State Street Corp. μ	573,120
230	JPY	Sumitomo Mitsui Financial Group, Inc.	1,784,503
23,500		T Rowe Price Group, Inc.	1,406,475

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES			VALUE

64,000		U.S. Bancorp μ	$1,959,040
67,000		Wachovia Corp.	1,157,090
102,500		Wells Fargo & Company	3,102,675
8,300	CHF	Zurich Financial Services, AG	2,181,543

			87,890,226

		Health Care (8.9%)
77,000		Abbott Laboratories μ	4,338,180
60,000		Alcon, Inc.	10,345,800
25,000	JPY	Astellas Pharma, Inc.	1,083,996
24,000	EUR	Bayer, AG	2,065,457
83,000		Bristol-Myers Squibb Company μ	1,752,960
62,000	AUD	Cochlear, Ltd.	2,570,200
150,000	AUD	CSL, Ltd.	4,850,029
34,250		Eli Lilly and Company μ	1,613,518
80,000		Johnson & Johnson μ	5,477,600
42,000		Medtronic, Inc. μ	2,218,860
92,500		Merck & Company, Inc. μ	3,043,250
54,000	CHF	Novartis International, AG	3,205,746
107,000	DKK	Novo Nordisk, AS - B Shares	6,784,407
98,000	JPY	OLYMPUS Corp.	3,290,611
190,000		Pfizer, Inc. μ	3,547,300
13,276	CHF	Roche Holding, AG	2,452,898
40,000		St. Jude Medical, Inc.#	1,863,200
18,500		Stryker Corp. μ	1,187,515
42,000		UnitedHealth Group, Inc. μ	1,179,360
17,000		Wyeth μ	688,840
17,000		Zimmer Holdings, Inc.#	1,171,470

			64,731,197

		Industrials (10.9%)
27,000		3M Company μ	1,900,530
270,000	CHF	ABB, Ltd.#	7,078,473
54,000	EUR	Alstom	6,044,639
610,000	GBP	BAE Systems, PLC	5,412,876
28,000		Boeing Company μ	1,711,080
500,000	CAD	Bombardier, Inc.	3,584,159
10,000		Burlington Northern Santa Fe Corp. μ	1,041,300
164,516	GBP	Capita Group, PLC	2,232,279
7,000		Danaher Corp. μ	557,550
18,000		Emerson Electric Company μ	876,600
63,000	GBP	FirstGroup, PLC	643,946
19,000		General Dynamics Corp. μ	1,693,660
242,500		General Electric Company μ	6,860,325
60,000		Honeywell International, Inc. μ	3,050,400
25,000		Illinois Tool Works, Inc. μ	1,171,250
44,000	EUR	KCI Konecranes Oyj	1,748,047
160,000	JPY	Komatsu, Ltd.	3,973,478
47,000	EUR	Krones, AG	3,718,831
10,000		Lockheed Martin Corp. μ	1,043,300
30,000	EUR	MAN, AG	3,008,808
44,000	EUR	MTU Aero Engines Holdings, AG	1,359,279
14,000	EUR	Nexans, SA	1,661,796
21,000		Raytheon Company μ	1,195,530
455,000	GBP	Rolls-Royce Group, PLC#	3,207,666
40,000	EUR	Royal Philips Electronics, NV	1,333,243
28,000	EUR	SGL Carbon#	1,863,685
50,000	EUR	Siemens, AG	6,109,668
12,800		Union Pacific Corp. μ	1,055,232
20,000		United Parcel Service, Inc.	1,261,600
43,000		United Technologies Corp. μ	2,751,140

			79,150,370

		Information Technology (18.4%)
31,000		Apple, Inc.# μ	4,927,450
391,000	GBP	Autonomy Corp. PLC#	8,237,844
60,000	JPY	Canon, Inc.	2,742,314
29,500	EUR	Cap Gemini, SA	1,883,329
90,000	JPY	Capcom Company, Ltd.	2,803,113
145,000		Cisco Systems, Inc.# μ	3,188,550
132,500		Dell, Inc.# μ	3,255,525
85,000		eBay, Inc.# μ	2,139,450
65,000		EMC Corp.# μ	975,650
6,250		Google, Inc.# μ	2,960,938
140,000		Infosys Technologies, Ltd.	5,514,600
185,000		Intel Corp. μ	4,105,150
40,000		International Business Machines Corp. μ	5,119,200
113,000	JPY	Konami Corp.	3,573,440
285,000	SEK	LM Ericsson Telephone Company	2,990,780
85,000	CHF	Logitech International, SA#	2,250,943
230,000		Microsoft Corp. μ	5,915,600
45,000		Motorola, Inc. μ	388,800
70,000		NDS Group, PLC#	4,041,800
28,400	JPY	Nintendo Company, Ltd.	13,779,279
370,000	EUR	NOKia Corp.	10,098,209
92,000	JPY	Nomura Reasearch Institute, Ltd.	2,055,463
150,000		Oracle Corp.# μ	3,229,500
67,000		QUALCOMM, Inc.	3,707,780
100,000	BRL	Redecard, SA	1,864,266
5,560	KRW	Samsung Electronics Co., Ltd.	3,076,108
118,000	EUR	SAP, AG	6,832,577
65,000		Satyam Computer Services, Ltd.	1,387,100
75,000		Symantec Corp.#	1,580,250
165,000	NOK	Tandberg, ASA	2,879,102
170,000	CHF	Temenos Group, AG#	5,007,419
60,000		Texas Instruments, Inc. μ	1,462,800
71,000	JPY	Trend Micro, Inc.	2,470,035

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES			VALUE

66,000	EUR	Ubisoft Entertainment, SA#	$6,495,850
103,000	HKD	Vtech Holdings	625,457

			133,565,671

		Materials (3.1%)
47,000	GBP	Anglo American, PLC	2,686,828
20,500	EUR	BASF, AG	1,297,604
110,000	AUD	BHP Billiton, Ltd.	4,104,739
60,000	GBP	BHP Billiton, PLC	1,985,710
87,000		Cia Vale do Rio Doce	2,612,610
36,000		E.I. du Pont de Nemours and Company μ	1,577,160
7,000		Freeport-McMoRan Copper & Gold, Inc. μ	677,250
30,000	GBP	Rio Tinto Group	3,139,369
41,000		The Dow Chemical Company μ	1,365,710
37,000	NOK	Yara International, ASA	2,628,535

			22,075,515

		Telecommunication Services (3.3%)
93,500		America Movil, SA de CV	4,720,815
145,000		AT&T, Inc. μ	4,467,450
35,000	EUR	Bouygues, SA	2,262,675
265,000	GBP	BT Group, PLC	895,464
96,000	EUR	France Telecom, AG	3,035,436
83,000		Verizon Communications, Inc. μ	2,825,320
2,157,000	GBP	Vodafone Group, PLC	5,778,212

			23,985,372

		Utilities (1.2%)
47,500		Duke Energy Corp. μ	835,050
10,500		Exelon Corp. μ	825,510
15,500		FPL Goup, Inc.	1,000,215
29,000	EUR	RWE, AG	3,470,147
48,000	EUR	Suez	2,871,643

			9,002,565

		TOTAL COMMON STOCKS (Cost $657,627,286)	562,251,343

PRINCIPAL
AMOUNT			VALUE

U.S. GOVERNMENT SECURITY (0.5%)
4,000,000		United States Treasury Notes 4.875%, 10/31/08 μ (Cost $4,029,969)	4,032,816

NUMBER OF
SHARES			VALUE

INVESTMENT IN AFFILIATED FUND (15.4%)
112,035,244		Calamos Government Money Market Fund -
		Class I Shares Ω (Cost $112,035,244)	$112,035,244

TOTAL INVESTMENTS (147.7%) (Cost $1,199,597,282)			1,071,640,731

LIABILITIES, LESS OTHER ASSETS (-40.8)%			(296,079,048)

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-6.9)%			(50,017,059)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$725,544,624

COMMON STOCKS SOLD SHORT (-3.4%)
		Consumer Discretionary (-0.2%)
(206,600)		Interpublic Group of Companies, Inc.#	(1,816,014)

		Consumer Staples (-0.5%)
(31,000)		Bunge, Ltd.	(3,066,520)
(39,900)		Smithfield Foods, Inc.#	(857,052)

			(3,923,572)

		Energy (-0.4%)
(17,500)		Carrizo Oil & Gas, Inc.#	(880,950)
(250,000)		Grey Wolf, Inc.#	(2,135,000)

			(3,015,950)

		Financials (-0.7%)
(9,000)		Affiliated Managers Group, Inc.#	(777,600)
(7,956)		Alleghany Corp.#	(2,508,288)
(77,000)		American Equity Investment Life Holding Company	(672,980)
(61,000)		SLM Corp.#	(1,044,930)

			(5,003,798)

		Health Care (-0.6%)
(28,000)		Five Star Quality Care, Inc.#	(122,920)
(127,900)		HLTH Corp.#	(1,399,226)
(19,900)		Millipore Corp.#	(1,399,965)
(114,000)		Mylan Laboratories, Inc.#	(1,478,580)

			(4,400,691)

		Industrials (-0.4%)
(29,000)		School Specialty, Inc.#	(965,990)
(44,500)		Waste Connections, Inc.#	(1,619,355)

			(2,585,345)

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Information Technology (-0.1%)
(55,600)		Mentor Graphics Corp.#	$(771,728)

		Materials (-0.2%)
(88,600	) CAD	Sino-Forest Corp.#	(1,410,401)

		Utilities (-0.3%)
(17,000)		Entergy Corp.	(1,817,640)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $26,402,313)	(24,745,139)

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-1.9%)
		Financials (-1.9%)
		iShares MSCI EAFE Index Fund#
16,550		Call, 12/20/08, Strike $69.00	(4,096,125)
14,400		Call, 09/20/08, Strike $72.00	(288,000)
8,775		Call, 12/20/08, Strike $70.00	(1,798,875)
7,600		Call, 12/20/08, Strike $74.00	(646,000)
3,600		Call, 12/20/08, Strike $73.00	(387,000)
		SPDR Trust Series 1#
3,725		Call, 12/20/08, Strike $130.00	(1,983,562)
2,025		Call, 12/20/08, Strike $127.00	(1,397,250)
2,000		Call, 12/20/08, Strike $126.00	(1,495,000)
1,900		Call, 12/20/08, Strike $132.00	(836,000)
1,750		Call, 09/20/08, Strike $135.00	(162,750)
1,375		Call, 12/20/08, Strike $136.00	(390,500)
1,300		Call, 09/20/08, Strike $140.00	(28,600)
825		Call, 09/20/08, Strike $134.00	(96,525)

			(13,606,187)

		TOTAL WRITTEN OPTIONS (Premium $20,463,685)	(13,606,187)

NOTES TO SCHEDULE OF INVESTMENTS

μ	Security, or portion of security, is held in a segregated account as collateral for written options, swaps, or securities held short aggregating a total value of $211,634,481.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At July 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $105,424,295 or 15% of net assets applicable to common Shareholders.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2008.
#	Non-income producing security.
Ω	Investment in an affiliated fund. During the period from November 1, 2007, through July 31, 2008, the fund had net purchases of $59,235,248 and received $1,659,179 in dividend payments from the affiliated fund. As of October 31, 2007, the fund had holdings of $52,799,996 of the affiliated fund.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value of securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

CREDIT DEFAULT SWAPS (UNAUDITED)

Swap	Referenced	Buy/Sell	Fund Pays/Receives	Termination	Notional	Unrealized
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	Appreciation/Depreciation

Bank of America Corp.	Ltd Brands Inc.	BUY	2.30 BPS Quarterly	6/20/2013	$5,000,000	$151,189

Citibank, N.A.	Centex Corporation	BUY	1.35 BPS Quarterly	9/20/2012	5,000,000	544,147

Goldman Sachs	Jones Apparel Group	BUY	1.32 BPS Quarterly	9/20/2012	5,000,000	359,670

Goldman Sachs	Temple-Inland	BUY	1.00 BPS Quarterly	9/20/2012	5,000,000	417,443

Lehman Brothers Special Financing Inc.	Iac/Interactivecorp	BUY	1.25 BPS Quarterly	9/20/2012	5,000,000	553,078

Citibank, N.A.	Radian Corporation	BUY	8.600 BPS Quarterly	9/20/2012	3,000,000	840,532

Merrill Lynch	CDX.NA.IG.8, 3-7% 10 Year Fixed	SELL	5.62 BPS Quarterly	6/20/2017	4,000,000	(492,108)

Merrill Lynch	CDX.NA.IG.8, 7-10% 10 Year Fixed	SELL	1.78 BPS Quarterly	6/20/2017	20,000,000	(3,030,658)

Lehman Brothers Special Financing Inc.	CDX.NA.IG.8, 3-7% 10 Year Fixed	SELL	5.64 BPS Quarterly	6/20/2017	20,000,000	(2,437,978)

Citibank, N.A.	CDX.NA.IG.8, 7-10% 10 Year Fixed	SELL	1.68 BPS Quarterly	6/20/2017	20,000,000	(3,161,165)

Goldman Sachs	CDX.NA.IG.8, 3-7% 10 Year Fixed	SELL	5.43 BPS Quarterly	6/20/2017	10,000,000	(1,337,442)

Goldman Sachs	CDX.NA.IG.8, 7-10% 10 Year Fixed	SELL	1.67 BPS Quarterly	6/20/2017	10,000,000	(1,587,108)

Merrill Lynch	CDX.NA.IG.8, 3-7% 10 Year Fixed	SELL	5.72 BPS Quarterly	6/20/2017	13,000,000	(1,526,023)

						$(10,706,423)

Calamos Global Dynamic Income Fund

COUNTRY ALLOCATION AS OF JULY 31, 2008
Country	% of Portfolio

United States	44.9%

Germany	10.7%

Switzerland	9.2%

United Kingdom	9.0%

Japan	5.5%

France	3.7%

Australia	2.6%

Canada	1.6%

Bermuda	1.4%

Finland	1.3%

Norway	1.2%

Greece	0.9%

Mexico	0.9%

India	0.8%

Cayman Islands	0.8%

Denmark	0.7%

Israel	0.7%

Brazil	0.7%

Spain	0.6%

Belgium	0.4%

Italy	0.4%

South Korea	0.3%

Sweden	0.3%

Hong Kong	0.2%

Singapore	0.2%

Netherlands Antilles	0.2%

Portugal	0.2%

Ireland	0.2%

Liberia	0.2%

Netherlands	0.2%

Total:	100.0%

Country allocations vary over time.

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment objective is to generate a high level of current income, with a secondary objective of capital appreciation.

Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis on July 31, 2008.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2008. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows:

Cost basis of investments	$1,199,824,782

Gross unrealized appreciation	28,665,649
Gross unrealized depreciation	(156,849,700)

Net unrealized appreciation (depreciation)	$(128,184,051)

NOTE 3 — SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 — FORWARD FOREIGN CURRENCY CONTRACTS

There were no open forward currency contracts at July 31, 2008.

NOTE 5 — PREFERRED SHARES

Preferred Shares. There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 2,000 shares of Preferred Shares outstanding consist of five series, 400 shares of M, 400 shares of T, 400 shares of W, 400 shares of TH, and 400 shares of F. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

NOTE 6 — SWAPS

The Fund may engage in various swap transactions primarily to manage duration and yield curve risk or as alternatives to direct investments.

The Fund may also enter into credit default swap agreements. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or the seller in the transaction. If the Fund is the buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if the credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if the Fund invested in the reference obligation.

The contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation or depreciation. Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with swap contracts. Risks include changes in the return of the underlying instruments, the possible lack of liquidity with respect to the contracts, failure of the counterparties to perform under the contracts’ terms and counterparty’s creditworthiness. There is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

As of July 31, 2008, the Fund had outstanding swap agreements as listed on the Schedule of Investments.

NOTE 7 — SYNTHETIC CONVERTIBLE INSTRUMENTS

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”, which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 8	— STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer.
(b) Certification of Principal Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2008

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2008

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2008